Income Taxes - Net operating losses (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Accrued interest or penalties related to uncertain tax positions	$ 0
Income tax examination, penalties and interest expense	$ 0
Income Tax Examination, Description	The Company will recognize interest and penalties related to uncertain tax positions as a component of interest income, net. As of December 31, 2025, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statement of operations. Tax years from 2022 and after remain subject to examination by the taxing jurisdictions. The NOL and tax credit carryforwards remain subject to review until utilized.
Income Tax Examination, Year under Examination	2021 2022 2023 2024 2025
Research tax credits
Income Taxes
Research tax credits	$ 55,020	$ 50,842
Domestic Tax Jurisdiction [Member]
Income Taxes
Net operating loss carryforwards subject to expiration	300
Federal
Income Taxes
Net operating loss carryforwards	398,039	339,055
Federal | Research tax credits
Income Taxes
Research tax credits	11,600
Federal | Orphan drug
Income Taxes
Research tax credits	43,400
State
Income Taxes
Net operating loss carryforwards	398,035	339,051
Local
Income Taxes
Net operating loss carryforwards	$ 277,828	$ 218,844